Redeemable Series A Preferred Units - Debt Instrument Redemption (Details) - DiscoverOrg Holdings	12 Months Ended
Dec. 31, 2019
Prior to the First Call Date
Debt Instrument, Redemption [Line Items]
Redemption price	104.00%
On or after the First Call Date and prior to the first anniversary of the First Call Date
Debt Instrument, Redemption [Line Items]
Redemption price	104.00%
On or after the first anniversary of the First Call Date and prior to the second anniversary of the First Call Date
Debt Instrument, Redemption [Line Items]
Redemption price	102.00%